ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
Payroll and social security payable	$ 16,508	$ 30,142
Other payables and accrued liabilities	25,945	11,657
Total Accrued Expenses and Other Payables	$ 42,453	$ 41,799